                                                              Semi-Annual Report
                                                                January 31, 2002


                                                         [LOGO] Ambassador Funds


                                                               Money Market Fund


--------------------------------------------------------------------------------

Investment products:
  . Are not deposits of, or guaranteed by, Ambassador Capital Management,
    L.L.C., or any of its affiliates
  . Are not insured by the FDIC
  . Are subject to investment risks, including the possible loss of the principal amount invested

--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

Ambassador Funds are distributed by BISYS Fund Services.

                       This page intentionally left blank.

Ambassador Funds

Table of Contents
Semi-Annual Report - January 31, 2002



Money Market Fund............................................................  1

Notes to Financial Statements................................................  7

Ambassador Funds                              Schedule of Portfolio Investments
Money Market Fund                                              January 31, 2002
(Unaudited)

-----------------------------------------------------------------------------------
Certificates of Deposit (1.9%)
-----------------------------------------------------------------------------------

                                                           Principal
Security Description                                        Amount         Value
-------------------------------------------------          ---------   ------------
Finance (1.9%)
Flagstar Bank, 2.30%, 2/5/02 ............................  5,000,000    $ 5,000,000
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT ...........................                 5,000,000
                                                                       ============

-----------------------------------------------------------------------------------
Commercial Paper (97.8%)*
-----------------------------------------------------------------------------------

Agricultural Services (3.8%)
Dealers Capital Access, 1.77%, 2/12/02 ..................  4,933,000      4,930,333
Dealers Capital Access, 1.76%, 2/22/02 ..................  2,000,000      1,997,947
Dealers Capital Access, 1.83%, 3/1/02 ...................  3,000,000      2,995,730
                                                                       ------------
                                                                          9,924,010
                                                                       ------------
Banking (21.6%)
Delaware Funding Corp., 1.74%, 2/8/02 (b) ...............  4,000,000      3,998,647
Delaware Funding Corp., 1.74%, 2/11/02 (b) ..............  4,462,000      4,459,843
Delaware Funding Corp., 1.68%, 2/15/02 (b) ..............  1,500,000      1,499,020
Greyhawk Funding, L.L.C., 1.75%, 2/13/02 (b) ............  4,000,000      3,997,667
Greyhawk Funding, L.L.C., 1.94%, 2/15/02 (b) ............  2,000,000      1,998,499
Greyhawk Funding, L.L.C., 1.76%, 5/21/02 (b) ............  4,000,000      3,978,806
Old Slip Funding Corp., 1.79%, 2/1/02 (b) ...............  4,260,000      4,260,000
Stellar Funding Group, 1.70%, 4/16/02 (b) ...............  4,109,000      4,094,726
Stellar Funding Group, 1.76%, 4/19/02 (b) ...............  3,245,000      3,232,854
Stellar Funding Group, 1.84%, 4/25/02 (b) ...............  2,009,000      2,000,524
Superior Funding Corp., 1.83%, 2/28/02 (b) ..............  6,191,000      6,182,535
Sweetwater Capital Corp., 2.11%, 2/15/02 (b) ............  2,226,000      2,224,182
Sweetwater Capital Corp., 1.68%, 3/1/02 (b) .............  1,500,000      1,498,040
Sweetwater Capital Corp., 1.92%, 3/5/02 (b) .............  2,322,000      2,318,058
Sweetwater Capital Corp., 1.82%, 3/19/02 (b) ............  2,000,000      1,995,374
Three Rivers Funding Corp., 1.78%, 2/21/02 (b) ..........  2,436,000      2,433,591
Windmill Funding Corp., 1.93%, 2/1/02 (b) ...............  6,326,000      6,325,999
                                                                       ------------
                                                                         56,498,365
                                                                       ------------
Brokerage Services (6.4%)
Falcon Asset Securitization Corp., 1.78%, 2/6/02 (b) ....  1,000,000        999,753
Falcon Asset Securitization Corp., 1.75%, 2/7/02 (b) ....  5,000,000      4,998,542
Falcon Asset Securitization Corp., 1.75%, 2/15/02 (b) ...  1,625,000      1,623,894
Falcon Asset Securitization Corp., 1.68%, 2/19/02 (b) ...  3,000,000      2,997,480
Goldman Sachs Group, Inc., 1.70%, 2/1/02 ................  6,000,000      6,000,000
                                                                       ------------
                                                                         16,619,669
                                                                       ------------
Chemicals (0.5%)
Dow Chemical Co., 1.70%, 2/12/02 ........................  1,300,000      1,299,325
                                                                       ------------
Consumer Goods (5.9%)
Coca-Cola Enterprises, 1.60%, 2/28/02 (b) ...............  3,000,000      2,996,400
Coca-Cola Enterprises, 1.61%, 3/8/02 (b) ................  3,000,000      2,995,304

                                    Continued
                                       1

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                               January 31, 2002
(Unaudited)

--------------------------------------------------------------------------------
Commercial Paper, continued
--------------------------------------------------------------------------------

                                                              Principal
Security Description                                           Amount        Value
-------------------------------------------------             ---------   ----------
Consumer Goods (5.9%), continued
General Electric Capital Corp., 1.75%, 6/10/02 ............   1,500,000    1,490,648
Gillette Co., 2.22%, 4/9/02 ...............................   1,000,000      995,868
Nestle Capital Corp., 1.66%, 3/26/02 ......................   3,000,000    2,992,713
Nestle Capital Corp., 1.71%, 4/4/02 .......................   2,000,000    1,994,144
Philip Morris Co., 1.72%, 2/1/02 ..........................   2,000,000    2,000,000
                                                                          ----------
                                                                          15,465,077
                                                                          ----------
Consumer Sales Finance (3.3%)
Edison Asset Securitization, L.L.C., 2.04%, 2/14/02 (b) ...   2,000,000    1,998,534
Edison Asset Securitization, L.L.C., 1.77%, 3/20/02 (b) ...   2,500,000    2,494,223
Edison Asset Securitization, L.L.C., 1.81%, 4/25/02 (b) ...   4,000,000    3,983,400
                                                                          ----------
                                                                           8,476,157
                                                                          ----------
Finance (19.7%)
Amsterdam Funding Corp., 1.70%, 2/8/02 (b) ................   4,000,000    3,998,678
Asset One Securitization, 1.71%, 2/15/02 (b) ..............   4,708,000    4,704,869
Asset One Securitization, 1.77%, 3/20/02 (b) ..............   5,000,000    4,988,446
Atlantis One Funding Corp., 1.75%, 2/1/02 (b) .............   5,000,000    5,000,000
Atlantis One Funding Corp., 1.75%, 2/7/02 (b) .............   3,486,000    3,484,983
Atlantis One Funding Corp., 2.26%, 4/26/02 (b) ............   1,000,000      994,797
Enterprise Funding Corp., 1.78%, 2/8/02 (b) ...............   1,300,000    1,299,550
Enterprise Funding Corp., 1.75%, 2/11/02 (b) ..............   3,503,000    3,501,297
Enterprise Funding Corp., 1.78%, 2/14/02 (b) ..............   4,545,000    4,542,079
Enterprise Funding Corp., 1.67%, 2/15/02 (b) ..............   1,000,000      999,351
Enterprise Funding Corp., 1.65%, 2/20/02 (b) ..............   1,000,000      999,129
Govco, Inc., 1.81%, 2/25/02 (b) ...........................   6,723,000    6,714,931
Quincy Capital Corp., 1.76%, 2/1/02 (b) ...................   2,000,000    2,000,000
Quincy Capital Corp., 1.66%, 2/11/02 (b) ..................   4,000,000    3,998,156
Quincy Capital Corp., 1.74%, 2/25/02 (b) ..................   4,000,000    3,995,360
                                                                          ----------
                                                                          51,221,626
                                                                          ----------
Foreign Banking (21.7%)
Amstel Funding Corp., 1.83%, 4/15/02 (b) ..................     300,000      298,893
Amstel Funding Corp., 1.75%, 5/29/02 (b) ..................   2,000,000    1,988,690
Bavaria Finance Funding, 1.93%, 3/15/02 (b) ...............   3,000,000    2,993,280
Bavaria Finance Funding, 1.75%, 4/15/02 (b) ...............   6,000,000    5,978,849
Beethoven Funding Corp., 1.84%, 2/11/02 (b) ...............   3,000,000    2,998,475
Beethoven Funding Corp., 1.70%, 2/22/02 (b) ...............   2,000,000    1,998,017
Beethoven Funding Corp., 1.69%, 4/12/02 (b) ...............   5,000,000    4,983,667
Beethoven Funding Corp., 1.78%, 4/30/02 (b) ...............   1,000,000      995,673
Certain Funding Corp., 1.81%, 3/11/02 (b) .................   3,000,000    2,994,300
Fairway Finance Corp., 1.83%, 4/15/02 (b) .................   2,000,000    1,992,619
Fairway Finance Corp., 1.89%, 2/8/02 (b) ..................   4,000,000    3,998,538
Fairway Finance Corp., 1.68%, 2/14/02 (b) .................   4,989,000    4,985,973
Four Winds Funding Corp., 1.75%, 2/13/02 (b) ..............   5,000,000    4,997,083
Four Winds Funding Corp., 1.80%, 2/14/02 (b) ..............   5,000,000    4,996,750

                                    Continued
                                       2

Ambassador Funds                              Schedule of Portfolio Investments
Money Market Fund                                              January 31, 2002
(Unaudited)
--------------------------------------------------------------------------------
Commercial Paper, continued
--------------------------------------------------------------------------------

                                                                   Principal
Security Description                                                 Amount        Value
--------------------                                               ---------    -----------
Foreign (21.7%), continued
Banking
Sydney Capital Corp., 1.99%, 2/7/02 (b) ......................     4,000,000      3,998,680
Sydney Capital Corp., 3.51%, 2/15/02 (b) .....................       500,000        499,329
Sydney Capital Corp., 1.63%, 4/12/02 (b) .....................     3,000,000      2,990,550
Sydney Capital Corp., 1.84%, 7/10/02 (b) .....................     2,768,000      2,745,754
                                                                                -----------
                                                                                 56,435,120
                                                                                -----------
Insurance (4.6%)
Barton Capital Corp., 1.75%, 2/7/02 (b).......................     2,000,000      1,999,417

Charta Corp., 1.82%, 3/6/02 (b) ..............................     3,000,000      2,994,995
Co-operative Association of Tractor Dealers, 1.82%, 2/22/02 ..     2,044,000      2,041,830
Co-operative Association of Tractor Dealers, 1.68%,
3/26/02 ......................................................     1,079,000      1,076,347
Triple A One Funding Corp., 1.76%, 2/14/02 (b) ...............     2,000,000      1,998,729
Triple A One Funding Corp., 1.80%, 2/20/02 (b) ...............     2,000,000      1,998,100
                                                                                -----------
                                                                                 12,109,418
                                                                                -----------
Oil & Gas (3.8%)
Equilon Enterprises, L.L.C., 1.75%, 2/4/02  ..................     5,000,000      4,999,271
Equilon Enterprises, L.L.C., 1.68%, 2/6/02 ...................     5,000,000      4,998,833
                                                                                -----------
                                                                                  9,998,104
                                                                                -----------
Printing & Publishing (3.8%)
Tribune Co., 1.87%, 2/6/02 (b) ............................        2,000,000      1,999,483
Tribune Co., 1.62%, 2/27/02 (b) ...........................        3,000,000      2,996,490
Tribune Co., 1.74%, 3/11/02 (b) ...........................        3,000,000      2,994,522
Tribune Co., 1.71%, 3/27/02 (b) ...........................        2,000,000      1,994,900
                                                                                -----------
                                                                                  9,985,395
                                                                                -----------
Retail (2.7%)
7-ELEVEN, Inc., 1.91%, 2/28/02 ............................        5,000,000      4,992,875
7-ELEVEN, Inc., 1.73%, 3/25/02 ............................        2,000,000      1,995,031
                                                                                  6,987,906
                                                                                -----------
TOTAL COMMERCIAL PAPER ....................................                     255,020,172
                                                                                ===========

-------------------------------------------------------------------------------------------
U.S. Government Agency Obligations (0.4%)
-------------------------------------------------------------------------------------------
Fannie Mae (0.4%)
3.59%, 7/26/02 ............................................        1,000,000        983,132
                                                                                -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ..................                         983,132
                                                                                -----------
TOTAL (COST $261,003,304) (a) - 100.1% ....................                    $261,003,304
                                                                                ===========
-------------------------------------------------------------------------------------------

Percentages indicated are based on net assets of $260,639,439.
(a) Cost and value for federal income tax and financial reporting purposes is the same.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees. *Rate presented indicates the effective yield at time of purchase.

                       See Notes to Financial Statements

Ambassador Funds
Money Market Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
January 31, 2002
(Unaudited)


Assets:
--------------------------------------------------------------------------------
Investments, at value (cost $261,003,304) . .............      $261,003,304
Cash ....................................................               378
Interest receivable .....................................            17,293
Prepaid expenses ........................................             7,102
                                                              -------------
    Total Assets ........................................       261,028,077
Liabilities:
Dividends payable .......................................           318,119
Accrued expenses and other liabilities:
Advisory ................................................            44,332
Administration ..........................................             3,709
Other ...................................................            22,478
                                                              -------------
    Total Liabilities ...................................           388,638
                                                              -------------
Net Assets ..............................................      $260,639,439
                                                              -------------
Composition of Net Assets:
Capital .................................................      $260,639,418
Accumulated net realized gains
from investment transactions ............................                21
                                                              -------------
Net Assets ..............................................      $260,639,439
                                                              -------------
Shares outstanding (par value of
$0.001 per share, unlimited number
of shares authorized) ...................................       260,639,422
                                                              -------------
Net Asset Value, Offering Price, and

Redemption Price per share ..............................            $ 1.00
                                                              -------------

Statement of Operations
 For the six months ended January 31, 2002
(Unaudited)
Investment Income:
Interest ................................................       $ 2,047,675
                                                              -------------
    Total Investment Income .............................         2,047,675
Expenses:
Advisory ................................................           177,105
Administration ..........................................           153,924
Accounting ..............................................             2,037
Audit ...................................................             5,707
Legal ...................................................             8,107
Transfer Agent ..........................................             6,120
Trustee .................................................             9,062
Other ...................................................            30,927
                                                              -------------
    Total Expenses ......................................           392,989
                                                              -------------
Net Investment Income ...................................         1,654,686
                                                              -------------
Net Realized Gains from Investments:
Net realized gains from investment
transactions ............................................               338
                                                              -------------
Change in net assets from operations . ..................        $1,655,024
                                                              -------------

                       See Notes to Financial Statements
                                       4

Ambassador Funds
Money Market Fund

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the         For the
                                                                    six months ended    year ended
                                                                    January 31, 2002   July 31, 2001*
                                                                   ------------------  -------------
Investment Activities:                                                 (Unaudited)
Operations:
Net investment income ..........................................       $  1,654,686     $  2,529,106
Net realized gains (losses) from investment transactions .......                338             (317)
                                                                    ---------------    -------------
Change in net assets from operations ...........................          1,655,024        2,528,789
                                                                    ---------------    -------------
Dividends:
Net investment income ..........................................         (1,654,686)      (2,529,106)
                                                                    ---------------    -------------
Change in net assets from shareholder dividends ................         (1,654,686)      (2,529,106)
                                                                    ---------------    -------------
Capital Share Transactions:
Proceeds from shares issued ....................................        237,947,509      123,179,202
Dividends reinvested ...........................................          1,539,987        2,325,690
Cost of shares redeemed ........................................        (48,511,444)     (55,841,526)
                                                                    ---------------    -------------
Change in net assets from capital share transactions ...........        190,976,052       69,663,366
                                                                    ---------------    -------------
Change in net assets from investment activities ................        190,976,390       69,663,049
                                                                    ---------------    -------------
Net Assets:
Beginning of period ............................................         69,663,049               --
                                                                    ---------------    -------------
End of period ..................................................       $260,639,439     $ 69,663,049
                                                                    ===============    =============
Share Transactions:
Issued .........................................................        237,947,513      123,179,202
Reinvested .....................................................          1,539,987        2,325,690
Redeemed .......................................................        (48,511,444)     (55,841,526)
                                                                    ---------------    -------------
Change in shares ...............................................        190,976,056       69,663,366
                                                                    ===============    =============

--------------------------------------------------------------------------------
*The Fund commenced operations on August 1, 2000.

                       See Notes to Financial Statements
                                       5

Ambassador Funds
Money Market Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period indicated.



                                                              For the          For the
                                                          Six months ended    year ended
                                                          January 31, 2002   July 31, 2001*
                                                          ----------------   --------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period ..................           $1.00             $1.00
                                                             ----------         ---------

Investment Activities:

Net investment income .................................            0.01              0.05
Net realized/unrealized
gains/(losses) on investments .........................            0.00(a)          (0.00)(a)
                                                             ----------         ---------
Total from investment activities ......................            0.01              0.05
                                                             ----------         ---------

Dividends:

Net investment income .................................           (0.01)            (0.05)
                                                             ----------         ---------
Total dividends .......................................           (0.01)            (0.05)
                                                             ----------         ---------

Net Asset Value, End of Period ........................           $1.00             $1.00
                                                             ----------         ---------

Total Return ..........................................           1.11%(b)           5.18%


Ratios/Supplementary Data:

Net assets at end of period (000's) ...................       $260,639            $69,663
Ratio of expenses to average net assets ...............           0.44%(c)           0.62%
Ratio of net investment income to average net assets ..           1.87%(c)           4.95%

* The Fund commenced operations on August 1, 2000.
(a) Amount less than $0.005 per share.
(b) Not Annualized.
(c) Annualized.

                        See Notes to Financial Statements

Ambassador Funds

                         Notes to Financial Statements
                                January 31, 2002


1.   Organization:

     The Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.

2.   Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

     Securities in the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

Repurchase Agreements:

     The Fund acquired repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold. Collateral subject to repurchase agreements is held by the Fund's custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Investment Income:

     Security transactions are recorded on the date the security is purchased or sold ("trade date"). Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders:

     The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

                                   Continued
                                       7

Ambassador Funds

                          Notes to Financial Statements
                                January 31, 2002

     The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital. Temporary differences do not require reclassification. For the six months ended January 31, 2002 no reclassifications have been made.

     Federal Income Taxes:

     The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

     Related Party Transactions:

     Investment Adviser:

     Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. The Fund pays the Adviser an annual rate of 0.20%.

     Administrator, Transfer Agent, and Fund Accountant:

     BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the administrator to the Fund. Such officers are not paid any fees directly by the Fund for serving as officers of the Fund. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as the transfer agent and the fund accountant to the Fund. For the above mentioned services BISYS and BISYS Ohio receive a fee computed daily and paid monthly, based on the value of the average aggregate daily net assets of the Fund, at an annual percentage rate as follows:

     Average Aggregate Net Assets          Percentage Fee
     $0 to $200 million                         0.18%
     200 to 500 million                         0.15
     500 to 750 million                         0.125
     Over 750 million                           0.10

     BISYS Ohio is also reimbursed by the Fund for out-of-pocket expenses associated with its services as transfer agent and fund accountant. BISYS will receive a minimum annual fee of $110,000.

     Distributor:

     BISYS also serves as the Distributor of the Fund. BISYS receives no compensation from the Fund under the Distribution Agreement. Investor Shares pay a 12b-1 fee of 0.25 basis points.

                                    Continued
                                       8

Annual Report
January 31, 2002



Investment Adviser
------------------
Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226



Distributor
-----------
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219



For Additional Information Call:
1-800-992-0444




Ambass 0102
03/02